SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	0.51%	1.10%
Inventory write-offs	$ 1,835	$ 1,385	$ 1,714
Impairment of long-lived assets held for use
Impairment of intangible assets
Reserve for sales returns	892	785
Advertising expenses	973	1,002	885
Severance expense	2,139	1,486	1,280
Allowance for doubtful accounts	441	280
Grants participations excluded from research and development costs	$ 1,051	$ 2,855	$ 3,674
Outstanding options and warrants excluded from the calculation of diluted income per share			577,750
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	0.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	5.70%